Oniverse	6 Months Ended
Jun. 30, 2026
Disclosure of subsidiaries [abstract]
Oniverse
1.3 Oniverse

		Equity interest
Entity	Domicile	6/30/2026	12/31/2025
On Holding AG	Zurich, CH
On AG	Zurich, CH	100%	100%
On Brazil Ltda	Sao Paulo, BR	100%	100%
On Cloud Service GmbH	Berlin, DE	100%	100%
On Clouds GmbH	Zurich, CH	100%	100%
On Clouds Inc.	Delaware, USA	100%	100%
On Europe AG	Zurich, CH	100%	100%
On Experience 1-31, LLC(1)	Delaware, USA(1)	100%	100%
On Hong Kong Ltd.	Hong Kong, SAR of CN	100%	100%
On Inc.	Oregon, USA	100%	100%
On Italy S.r.l.	Milan, IT	100%	100%
On Japan K.K.	Yokohama, JP	100%	100%
On Korea Ltd.	Seoul, Korea	100%	100%
On Oceania Pty Ltd.	Melbourne, AU	100%	100%
On Running Canada Inc.	Vancouver, CA	100%	100%
On Running Kenya Limited	Nairobi, KE	100%	100%
On Running Sports Products (Shanghai) Company Ltd.	Shanghai, CN	100%	100%
On Running UK Ltd.	London, UK	100%	100%
On Services UK Ltd.	London, UK	100%	100%
On Vietnam Co. Ltd.	Ho Chi Minh City, VN	100%	100%
Brunner Mettler GmbH	Zurich, CH	100%	100%
PT On Running Indonesia	Jakarta, ID	100%	100%
On Taiwan Limited	Taipei, CN	100%	—%
On Hong Kong Limited Macau Branch	Macau, SAR of CN	100%	—%
On Running México, S. de R.L. de C.V.	Mexico City, MX	100%	—%

(1) On Experience 1-31, LLC consists of thirty-one entities (retail stores). They are all 100% owned as of June 30, 2026 and as of December 31, 2025, excluding On Experience 23-31, LLC entities, which were 0% owned as of December 31, 2025 (entities did not exist as of December 31, 2025).